Bank Loan	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
BANK LOAN
10	BANK LOAN

On April 16, 2021, the Company entered into a term loan credit limit RMB60,000 with Guangdong Development Bank until April 15, 2022 with an interest rate of 5.25% per annum. During fiscal year 2021, the borrowing amount was RMB89,534, and the amount of RMB47,139 has been repaid. During fiscal year 2022, the borrowing amount was RMB10,680, and amount of RMB53,075 has been repaid. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.

On April 12, 2021, the Company entered into a short-term loan agreement credit limit RMB60,000 with China CITIC Bank until April 8, 2022 with an interest rate of 4.65% per annum. During fiscal year 2021, the borrowing amount was RMB64,228, and the amount of RMB63,403 has been repaid. During fiscal year 2022, the borrowing amount was RMB59,065, and the amount of RMB58,348 has been repaid, and a balance of RMB1,542 remains. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.

On July 4, 2022, the Company entered into a short-term loan agreement credit limit RMB60,000 with Guangdong Development Bank until July 3, 2023 with an interest rate of 4.65% per annum. During fiscal year 2022, borrowing amount was RMB32,030, and the balance remains. The short-term loan agreement was based on the Company’s credit standing and no securities or guarantees were involved.